Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Details of Interest Rate Sensitivity

INTEREST RATE and CURRENCY DFIs

Interest rate sensitivity to + 10 bp
	Interbank Yield Curves			PEMEX Curves Sensitivity debt
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net
in thousands U.S. dollars
CHF	3,144	(3,144)	—	3,030
Euro	100,081	(84,962)	15,119	82,839
Pound Sterling	7,691	(7,073)	618	6,587
Yen	8,542	(3,972)	4,570	6,877
Peso	43,774	2,039	45,813	42,012
UDI	16,496	(11,586)	4,910	15,453
U.S. dollar	785,508	89,880	875,388	416,052

Details of Interest Rate and Currency Derivative Financial Instruments

INTEREST RATE and CURRENCY DFIs

	Interbank Yield Curves				PEMEX Curves 1% Debt
Currency	1% Debt	1% DFIs	1% Net	VaR 95% Net
in thousands U.S. dollars
CHF	(13,943)	13,943	—	—	(13,624)
Euro	(187,988)	165,894	(22,094)	(19,744)	(167,068)
Pound Sterling	(13,822)	13,042	(780)	(666)	(12,322)
Yen	(16,914)	11,470	(5,444)	(4,398)	(14,859)
Peso	(135,974)	1,409	(134,565)	(162,336)	(133,525)
UDI	(29,485)	25,358	(4,127)	(5,038)	(28,573)

Details of Current and Potential Exposures and Aggregated By Credit Rating

The current and potential exposures, aggregated by credit rating, are as follows:

Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A	257,424	976,230	1,298,110	1,314,296	578,548	482,959	—
A-	138,850	235,594	191,681	228,801	223,751	257,465	—
BBB+	310,705	1,010,356	1,540,015	1,349,311	1,243,898	1,115,559	78,831
BBB	2,183	18,626	20,064	18,092	—	—	—

Details of Notional Amounts of Investments in Domestic Currency and Organized By the Credit Ratings of the Issuances

As of December 31, 2017, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps. 811,548
mxAA	200,876
mxA	271,275
* Minimum S&P, Moody’s and Fitch credit rating.

Schedule of Current and Potential Exposure, Aggregated By Credit Rating and Derivative Financial Instruments

Maximum Credit Exposure by term in Pemex Industrial Transformation

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A	27	27	—	—	—	—	—
A-	541	541	306	—	—	—	—
BBB+	25	25	1	—	—	—	—

Details of Quantitative Disclosure of Debt Cash Flow's Maturities

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2017(1)

	Year of expected maturity date
	2018		2019		2020		2021		2022		2023 thereafter		Total carrying value		Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps	53,465,817	Ps	59,498,256	Ps	60,290,621	Ps	95,232,448	Ps	84,076,050	Ps	808,836,547	Ps	1,161,399,739	Ps	. 1,213,404,769
Average interest rate (%)														5.7747%
Fixed rate (Japanese yen)		—		—		—		—		—		19,296,607		19,296,607		18,040,398
Average interest rate (%)														1.3485%
Fixed rate (Pounds)		—		—		—		—		9,345,839		11,952,816		21,298,655		24,381,394
Average interest rate (%)														5.7246%
Fixed rate (pesos)		—		—		10,033,017		20,376,655		1,999,098		88,349,072		120,757,842		171,683,692
Average interest rate (%)														7.4876%
Fixed rate (UDIs)		—		18,477,076		4,764,175		3,874,313		—		30,081,647		57,197,211		56,536,905
Average interest rate (%)														2.7458%
Fixed rate (euros)		1,043		32,042,196		30,801,894		41,508,857		23,655,950		171,255,634		299,265,574		330,573,998
Average interest rate (%)														3.6736%
Fixed rate (Swiss Francs)		4,565,075		6,088,686		12,149,953		3,046,567		—		—		25,850,281		26,957,785
Average interest rate (%)														1.8387%
Fixed rate (Australian dollars)		—		—		—		—		—		—		—		—
Average interest rate (%)		—		—		—		—		—		—		—		—

Total fixed rate debt		58,031,935		116,106,214		118,039,660		164,038,840		119,076,937		1,129,772,323		1,705,065,909		1,841,578,940

Variable rate (U.S. dollars)		58,364,536		15,302,101		62,289,546		12,809,666		31,289,725		18,379,557		198,435,131		206,254,219
Variable rate (Japanese yen)		—		—		11,244,800		—		—		—		11,244,800		11,361,079
Variable rate (pesos)		8,734,371		27,995,083		18,341,742		8,459,163		8,394,483		19,125,764		91,050,606		94,188,981

Total variable rate debt		67,098,907		43,297,184		91,876,088		21,268,829		39,684,208		37,505,321		300,730,537		311,804,280

Total debt	Ps	. 125,130,842	Ps	. 159,403,398	Ps	. 209,915,748	Ps	. 185,307,669	Ps	. 158,761,145	Ps	.1,167,277,644	Ps	. 2,005,796,446	Ps	.2,153,383,220

Note:	Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00; Ps. 0.1757 = 1.00 Japanese yen; Ps. 26.7724 = 1.00 Pound sterling; Ps. $ 5.934551 = 1.00 UDI; Ps. 23.7549 = 1.00 euro; Ps. 20.2992 = 1.00 Swiss Franc; and Ps. 15.4752 = 1.00 Australian dollar.

Source: PEMEX

Quantitative Disclosure of Debt Cash Flow’s Maturities as of December 31, 2016(1)

	Year of expected maturity date
	2017		2018		2019		2020		2021		2022 thereafter		Total carrying value		Fair value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)		Ps 15,759,027	Ps	86,161,096	Ps	65,642,616	Ps	62,440,943	Ps	98,858,992	Ps	826,093,574	Ps	1,154,956,248	Ps	1,137,936,275
Average interest rate (%)														5.6541%
Fixed rate (Japanese yen)		517,286		—		—		—		—		19,459,306		19,976,592		17,336,203
Average interest rate (%)														1.3665%
Fixed rate (Pounds)		—		—		—		—		—		8,825,434		8,825,434		11,373,345
Average interest rate (%)														8.2500%
Fixed rate (pesos)		—		—		—		10,048,950		20,457,671		90,393,507		120,900,128		160,930,040
Average interest rate (%)														7.4878%
Fixed rate (UDIs)		—		—		17,319,897		4,464,787		3,630,557		28,288,180		53,703,421		50,809,979
Average interest rate (%)														4.0559%
Fixed rate (euros)		26,006,880		—		29,198,138		28,061,554		—		123,886,644		207,153,216		216,100,006
Average interest rate (%)														3.9581%
Fixed rate (Swiss Francs)		—		4,539,022		6,056,338		12,102,748		3,031,480		—		25,729,588		26,469,543
Average interest rate (%)														1.8385%
Fixed rate (Australian dollars)		2,232,195		—		—		—		—		—		2,232,195		2,346,390
Average interest rate (%)		—		—		—		—		—		—		6.1250%		—

Total fixed rate debt		44,515,388		90,700,118		118,216,989		117,118,982		125,978,700		1,096,946,645		1,593,476,822		1,623,301,781

Variable rate (U.S. dollars)		38,811,320		27,907,661		15,984,547		52,726,647		13,366,336		45,385,885		194,182,396		195,838,382
Variable rate (Japanese yen)		—		—		—		11,341,440		—		—		11,341,440		11,025,531
Variable rate (euros)		—		—		—		—		—		—		—		—
Variable rate (pesos)		65,024,075		8,742,191		28,007,709		18,347,822		8,468,176		27,764,693		156,354,666		158,109,920

Total variable rate debt		103,835,395		36,649,852		43,992,256		82,415,909		21,834,512		73,150,578		361,878,502		364,973,833

Total debt	Ps.	148,350,783	Ps.	127,349,970	Ps.	162,209,245	Ps.	199,534,891	Ps.	147,813,212	Ps.	1,170,097,223	Ps.	1,955,355,324	Ps.	1,988,275,614

Note:	Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2016 of: Ps. 20.664 = U.S. $1.00; Ps. 0.17721 = 1.00 Japanese yen; Ps. 25.30513 = 1.00 Pound sterling; Ps. $ 5.562883 = 1.00 UDI; Ps. 21.6724 = 1.00 euro; Ps. 20.19744= 1.00 Swiss Franc; and Ps. 14.88428 = 1.00 Australian dollar.

Summary of Quantitative Disclosure of Cash Flow's Maturities

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2017(1)(2)

	Year of expected maturity date						Total Notional Amount	Fair Value(3)
	2018	2019	2020	2021	2022	2023 Thereafter
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,704,170	Ps. 4,717,321	Ps. 4,730,857	Ps. 4,686,396	Ps 4,570,070	Ps 10,143,209	Ps. 33,552,022	Ps. 388,851
Average pay rate	3.16%	3.18%	3.20%	3.22%	3.26%	3.48%	N.A.	N.A.
Average receive rate	3.19%	3.44%	3.69%	3.81%	3.95%	4.48%	N.A.	N.A.
Interest rate swaps (pesos)
Variable to fixed	—	—	—	—	—	—	—	—
Average pay rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Average receive rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	—	29,898,198	28,719,208	36,902,690	21,302,856	161,617,172	278,440,124	19,065,727
Receive Japanese yen/ Pay U.S. dollars	—	—	13,039,563	—	—	4,775,551	17,815,114	(1,670,533)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	—	10,310,216	11,706,999	22,017,215	1,151,096
Receive UDI/ Pay pesos	—	23,740,341	7,292,520	3,000,000	—	20,605,166	54,638,028	(4,720,592)
Receive Swiss francs/ Pay U.S. dollars	4,535,474	6,501,082	11,548,658	2,994,374	—	—	25,579,588	400,316
Receive Australian dollars/ Pay U.S. dollars	—	—	—	—	—	—	—	—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	—	—	—	—	—	14,046,320	14,046,320	48,715
Buy call, Sell call and Sell Put on euros	—	—	—	41,567,998	—	59,382,855	100,950,853	4,919,444
Sell Call on Pound sterling	—	—	—	—	—	12,031,728	12,031,728	(239,626)
Currency Forwards
Receive U.S. dollars / Pay pesos	59,360,100	—	—	—	—	—	59,360,100	(2,006,461)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2017 of: Ps. 19.7867 = U.S. $1.00 and Ps. 23.7549 = 1.00 euro.
(2)	PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Source: PEMEX

Quantitative Disclosure of Cash Flow’s Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2016(1)(2)

	Year of expected maturity date						Total Notional Amount	Fair Value(3)
	2017	2018	2019	2020	2021	2022 Thereafter
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps. 4,899,645	Ps. 4,912,743	Ps. 4,926,477	Ps. 4,940,613	Ps 4,894,180	Ps 15,365,634	Ps. 39,939,292	Ps. 164,716
Average pay rate	2.76%	2.66%	3.35%	3.83%	4.04%	4.57%	N.A.	N.A.
Average receive rate	2.95%	2.99%	3.03%	3.06%	3.11%	3.33%	N.A.	N.A.
Interest rate swaps (pesos)
Variable to fixed	—	—	—	—	—	—	—	—
Average pay rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Average receive rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars	34,775,198	—	31,223,821	29,992,556	—	133,024,913	229,016,488	(16,484,533)
Receive Japanese yen/ Pay U.S. dollars	532,711	—	—	17,697,534	—	4,987,289	23,217,534	(6,132,633)
Receive Pounds sterling/ Pay U.S. dollars	—	—	—	—	—	10,767,349	10,767,349	(211,207)
Receive UDI/ Pay pesos	—	—	23,740,341	3,540,220	3,000,000	14,313,198	44,593,759	(2,132,236)
Receive Swiss francs/ Pay U.S. dollars	—	4,736,567	6,789,326	12,060,700	3,127,139	—	26,713,732	(789,449)
Receive Australian dollars/ Pay U.S. dollars	2,459,429	—	—	—	—	—	2,459,429	(126,796)
Currency Options
Buy Put, Sell Put and sell Call on yen	—	—	—	—	—	14,133,580	14,133,580	(301,131)

N.A. = not applicable.

Numbers may not total due to rounding.

(1)	The information in this table has been calculated using exchange rates at December 31, 2016 of: Ps. 20.664 = U.S. $1.00 and Ps. 21.6724 = 1.00 euro.
(2)	PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however DFIs are not recorded as hedges for accounting purposes.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges
		December 31, 2017		December 31, 2016
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	Ps.16,695,028	Ps. 79,448	Ps.20,018,250	Ps.	(90,451)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	15,433,626	332,273	18,132,660		312,210
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	23,740,341	(4,504,151)	23,740,341		(4,815,373)
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	30,897,687	(216,441)	20,853,418		2,683,138
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,775,551	134,461	5,520,000		(116,507)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	13,039,563	(1,804,993)	17,697,534		(6,016,126)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	278,440,124	19,065,727	229,016,488		(16,484,533)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Pound sterling.	11,706,999	590,113	—		—
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in Pound sterling.	10,310,216	560,982	10,767,349		(211,207)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	25,579,588	400,316	26,713,732		(789,449)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in AUD.	—	—	2,459,429		(126,796)
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen.	14,046,320	48,715	14,133,580		(301,131)
Currency Options	PEMEX Buy call, Sell call and Sell Put on euros.	100,950,853	4,919,444	—		—
Currency Options	PEMEX Sell Call on Pound sterling	12,031,728	(239,626)	—		—
Currency Forward	PEMEX pays Pesos and receives U.S. dollar.	59,360,100	(2,006,461)	—		—
Natural gas swaps	PEMEX receives fixed.	(51,724)	6,934	(160,214)		(25,145)
Natural gas swaps	PEMEX receives floating.	50,846	(6,114)	157,545		27,869
Natural gas options	PEMEX Long Call.	18,625	398	73,653		11,548
Natural gas options	PEMEX Short Call.	(18,625)	(397)	(73,653)		(11,488)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	1,423,368	(22,870)	1,788,382		(57,043)

			Ps.17,337,760		Ps.	(26,010,486)

	December 31, 2017			December 31, 2016
DFI	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude Oil Options	153.56	Ps.	(5,010,187)	—	—

		December 31, 2017			December 31, 2016
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	2.1	Ps	. (141,693)	—	Ps.	—
Petroleum Products Swaps	Exchange traded	1.3	Ps	. (99,680)	4.1	Ps.	(688,016)

Notes: Numbers may not total due to rounding.

(1)	The fair value of the Futures and the Petroleum Products Swaps, was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs

The following table presents the fair value of PEMEX’s DFIs that are showed on the consolidated statement of financial position in derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2017 and 2016:

	Derivatives assets Fair value
	2017		2016
Derivatives not designated as hedging instruments
Crude oil options	Ps.	397,630	Ps.	—
Currency options		4,968,159		—
Natural gas options		398		11,548
Cross-currency swaps		24,126,452		4,503,550
Natural gas swaps		7,003		30,162
Propane swaps		—		—
Interest rate swaps		411,721		312,210
Others		202,091		—

Total derivatives not designated as hedging instruments		30,113,454		4,857,470

Total assets	Ps.	30,113,454	Ps.	4,857,470

	Derivatives liabilities Fair value
	2017		2016
Derivatives not designated as hedging instruments
Forwards	Ps.	(2,006,461)	Ps.	—
Futures		—		—
Crude oil options		(5,407,817)		—
Currency options		—		(301,131)
Natural gas options		(397)		(11,488)
Cross-currency swaps		(10,301,983)		(30,380,405)
Natural gas swaps		(6,182)		(27,438)
Propane swaps		—		—
Interest rate swaps		(22,870)		(147,494)
Others		(269)		—

Total derivatives not designated as hedging instruments		(17,745,979)		(30,867,956)

Total liabilities	Ps.	(17,745,979)	Ps.	(30,867,956)

Net total	Ps.	12,367,475	Ps.	(26,010,486)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments

The following tables present the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2017, 2016 and 2015, in the consolidated statement of comprehensive income which is presented in the line “Derivative financial instruments (cost) income, net”:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of comprehensive income
	2017		2016		2015
Forwards	Ps.	(1,976,241)	Ps.	—	Ps.	—
Futures		(779,950)		(1,925,969)		1,387,177
Crude oil options		(3,771,604)		—		—
Currency options		5,255,931		(298,789)		—
Natural gas options		673		(671)		4,786
Cross-currency swaps		27,747,290		(11,633,605)		(21,358,898)
Natural gas swaps		1,780		831		4,355
Propane swaps		—		(3,805)		(1,136,188)
Interest rate swaps		(34,306)		(138,979)		(351,109)
Others		(1,105,249)		—		—

Total	Ps.	25,338,324	Ps.	(14,000,987)	Ps.	(21,449,877)

Schedule of Financial Assets and Liabilities Measured at Fair Value and Indicate the Fair Value Hierarchy of the Inputs Utilized to Determine the Fair Values

The following tables present information about PEMEX’s financial assets and liabilities measured at fair value and indicate the fair value hierarchy of the inputs utilized to determine the fair values as of December 31, 2017 and 2016.

	Fair value hierarchy						Total as of 2017
	Level 1		Level 2		Level 3
Assets:
Derivative financial instruments	Ps.	—	Ps.	30,113,454	Ps.	—	Ps.	30,113,454
Available-for-sale financial assets		—		1,056,918		—		1,056,918

Liabilities:
Derivative financial instruments		—		(17,745,979)		—		(17,745,979)

	Fair value hierarchy						Total as of 2016
	Level 1		Level 2		Level 3
Assets:
Derivative financial instruments	Ps.	—	Ps.	4,857,470	Ps.	—	Ps.	4,857,470
Available-for-sale financial assets		6,463,096		2,417,123		—		8,880,219

Liabilities:
Derivative financial instruments		—		(30,867,956)		—		(30,867,956)

Schedule of Carrying Value and the Estimated Fair Value of the Remaining Financial Assets and Liabilities

The following table shows the carrying value and the estimated fair value of the remaining financial assets and liabilities, which are not valued at fair value, as of December 31, 2017 and 2016:

	2017				2016
	Carrying value		Fair value		Carrying value		Fair value
Assets:
Cash and cash equivalents	Ps.	97,851,754	Ps.	97,851,754	Ps.	163,532,513	Ps.	163,532,513
Accounts receivable, net		170,645,234		170,645,234		133,220,527		133,220,527
Long-term notes receivable		148,492,909		148,492,909		148,607,602		148,607,602

Liabilities:
Suppliers		139,955,378		139,955,378		151,649,540		151,649,540
Accounts and accrued expenses payable		23,211,401		23,211,401		18,666,607		18,666,607
Short-term debt and current portion of long-term debt		157,209,467		157,209,467		176,166,188		176,166,188
Long-term debt		1,880,665,604		1,996,173,753		1,807,004,542		1,812,109,426